UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

1830 Main Street
Suite 204
Weston, FL 33326
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2009

Date of reporting period: May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2009.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success in identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $2.4 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states — in cities, towns, and neighborhoods — that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	6

Schedule of Investments	7

Statement of Assets and Liabilities	21

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	38

Notice to Shareholders	39

Trustees and Officers	39

Approval of Advisory Agreement	42

3

Manager’s Discussion & Analysis

The economy officially entered into what some are now calling the “Great Recession” in December 2007. Economic growth, as measured by the U.S. gross domestic product, slowed in calendar year 2008 to an annualized rate of 1.1%, down from 2.00% in 2007. In the first quarter of 2009, growth declined precipitously to a negative 5.5% annualized rate as the housing recession, increased unemployment and the financial bailouts weighed heavily on economic growth. The Federal Reserve introduced numerous quantitative easing efforts to boost lending to businesses and individuals after the Fed’s historic cutting of its key interest rate to a target rate at 0% to 0.25%.

Inflation, as measured by the consumer price index (CPI), fell 1.3% in May 2009 from a year earlier due mainly to a 27% decline in the energy component of the CPI. Core CPI, which excludes food and energy from the CPI calculation, increased 1.8% from May 2008. The unemployment rate increased to 9.4% in May 2009; since the beginning of the recession, the unemployment rate has increased by 4.5 percentage points and the number of unemployed persons has risen by 7 million.

Interest rates declined across the Treasury yield curve with the 10-year benchmark yielding 3.46% by fiscal year-end compared to 4.06% on May 31, 2008. The overall yield curve steepened sharply with the spread differential between two-year and ten-year treasuries widening from 142 basis points (1.42%) to 254 basis points (2.54%).

For the twelve-month period ending May 31, 2009, the Fund’s CRA Share Class delivered total returns of 6.43%, the Institutional Share Class delivered total returns of 6.92% and the Retail Share Class delivered total returns of 6.56%.* The Fund’s U.S. agency multifamily mortgage-backed securities and U.S. agency single family mortgage-backed securities were the best performing sectors during this time period.

For the same period the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, had a total return of 5.36%. U.S. mortgage-backed securities were the leading performer during the fiscal year (as measured by the Barclays Capital U.S. MBS Sub-Index) while commercial mortgage-backed securities and the corporate debt of financial institutions were the worst performers. Given its community development mandate, the Fund does not have any exposure to corporate bonds nor non-agency commercial mortgage-backed securities.

Community Capital Management, Inc. continues to manage the duration of the Fund in a narrow (10%-20%) band around that of the Barclays Capital U.S. Aggregate Bond Index. At the end of May, duration was 4.08 years versus the Index's duration of 4.14 years.

*As of June 30, 2009, CRA Share Class’ 1-year, 5-year, 7-year and since inception (August 31, 1999) returns were 6.50%, 4.40%, 4.53% and 5.28%, respectively. The total annual CRA Share Class operating expenses were 0.98%. For the Institutional Share Class the 1-year, 5-year, 7-year and since inception (March 2, 2007) returns were 6.99%, 4.57%, 4.65% and 5.23% respectively. For the Retail Share Class, the 1-year, 5-year, 7-year and since inception (March 2, 2007) returns were 6.54%, 4.39%, 4.52% and 4.85%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 2, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.53% and 0.88%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2009 (Unaudited)

			August 30, 1999
	One Year Ended	Five Years Ended	through
Annual Total Returns	May 31, 2009	May 31, 2009	May 31, 2009
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	6.43%	4.47%	5.29%
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	6.92%	n/a	5.27%*
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	6.56%	n/a	4.92%*
Barclays Capital U.S. Aggregate Bond Index	5.36%	5.01%	6.12%
*Class commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays Capital U.S. Aggregate Bond Index (the “U.S. Aggregate Index”) since 08/30/99 (inception date). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2009 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2009 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

†††	Formerly known as the Lehman Brothers U.S. Aggregate Index.

5

Top Ten Holdings*
(% of Net Assets)

FGLMC Single Family Pool A84382, 5.50%, 02/01/2039	3.74%
GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	2.55%
FGLMC Single Family Pool G04699, 5.00%, 09/01/2038	2.02%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	1.62%
New York State Housing Finance Agency, 5.30%, 11/01/2037	1.29%
GNMA Multi Family 2007-34 A, 4.27%, 11/16/2026	1.12%
New York City Housing Development Corp., 3.70%, 05/01/2010	0.95%
GNMA Multi Family 2008-39 C, 5.02%, 03/16/2034	0.95%
GNMA Multi Family 2008-14 B, 4.75%, 10/16/2042	0.87%
GNMA Multi Family Pool 666268, 5.85%, 03/15/2043	0.85%
15.96%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	11.99%
FHA Project Loan	0.87%
FNMA Multi Family	12.22%
FNMA Single Family	13.80%
GNMA Construction	0.36%
GNMA Multi Family	25.47%
GNMA Single Family	7.42%
HUD	0.01%
SBA	1.84%
SBA Participation Certificate	0.03%
Municipal Bonds	23.88%
Miscellaneous Investments	0.89%
Short Term Investment	2.70%
Liabilities in Excess of Other Assets	(1.53)%
100.00%

* Excludes Short-Term Investments

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses May 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2008 and held for the six-month period ended May 31, 2009.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

				Expenses Paid
		Beginning	Ending	During Period*
		Account	Account	December 1,
		Value	Value	2008
		December 1,	May 31,	Through
		2008	2009	May 31, 2009
Actual	CRA Shares	$1,000.00	$1,038.80	$4.78
	Institutional Shares	1,000.00	1,040.10	2.49
	Retail Shares	1,000.00	1,039.40	4.27
Hypothetical
(5% return	CRA Shares	$1,000.00	$1,020.24	$4.73
before	Institutional Shares	1,000.00	1,022.49	2.47
expenses)	Retail Shares	1,000.00	1,020.74	4.23

* Expenses are equal to the annualized expense ratios of 0.94%, 0.49% and 0.84% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.88%, 4.01% and 3.94% for the period December 1, 2008 to May 31, 2009 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2009
	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$395,811

TOTAL CORPORATE BOND (Cost $370,000)		395,811

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 74.01%

FGLMC Single Family - 11.99%
Pool A68734, 5.00%, 07/01/2037	746,993	765,006
Pool A73050, 5.00%, 02/01/2038	598,860	613,302
Pool A78734, 5.00%, 06/01/2038	2,063,749	2,113,399
Pool G04699, 5.00%, 09/01/2038	16,388,400	16,782,678
Pool A56707, 5.50%, 01/01/2037	438,263	453,164
Pool A57436, 5.50%, 01/01/2037	1,181,197	1,221,727
Pool A58653, 5.50%, 03/01/2037	2,244,483	2,321,496
Pool A59858, 5.50%, 04/01/2037	274,212	283,535
Pool A60749, 5.50%, 05/01/2037	1,312,687	1,357,318
Pool A63607, 5.50%, 07/01/2037	649,921	672,018
Pool A66019, 5.50%, 08/01/2037	1,630,245	1,686,183
Pool A68746, 5.50%, 10/01/2037	1,294,802	1,338,825
Pool A69361, 5.50%, 11/01/2037	724,474	749,332
Pool A73036, 5.50%, 01/01/2038	1,091,421	1,128,530
Pool A76192, 5.50%, 04/01/2038	1,671,214	1,727,941
Pool A76444, 5.50%, 04/01/2038	1,085,110	1,121,942
Pool A78742, 5.50%, 06/01/2038	6,671,249	6,897,696
Pool A83074, 5.50%, 11/01/2038	995,675	1,029,472
Pool A84142, 5.50%, 01/01/2039	885,599	915,660
Pool A84382, 5.50%, 02/01/2039	30,000,000	31,018,313
Pool A42806, 6.00%, 02/01/2036	669,319	702,011
Pool A43728, 6.00%, 03/01/2036	309,474	324,300
Pool A44642, 6.00%, 04/01/2036	1,025,697	1,075,796
Pool A49014, 6.00%, 05/01/2036	805,034	843,600
Pool A49847, 6.00%, 06/01/2036	411,689	431,412
Pool A52235, 6.00%, 09/01/2036	676,107	708,496
Pool A52901, 6.00%, 09/01/2036	224,884	235,658
Pool A53439, 6.00%, 10/01/2036	309,581	324,412
Pool A54312, 6.00%, 11/01/2036	1,392,519	1,460,535
Pool A55852, 6.00%, 12/01/2036	829,298	869,027
Pool A56709, 6.00%, 01/01/2037	740,874	776,367
Pool A57261, 6.00%, 02/01/2037	972,348	1,018,169
Pool A60055, 6.00%, 04/01/2037	768,973	805,211
Pool A63610, 6.00%, 07/01/2037	944,484	988,993
Pool A66123, 6.00%, 07/01/2037	713,303	746,918
Pool A64648, 6.00%, 08/01/2037	935,106	979,173
Pool A67088, 6.00%, 09/01/2037	747,987	783,236
Pool A80026, 6.00%, 10/01/2037	1,039,450	1,088,434
Pool A68807, 6.00%, 11/01/2037	1,906,821	1,996,382
Pool A69362, 6.00%, 11/01/2037	829,708	868,808
Pool A78750, 6.00%, 06/01/2038	1,063,045	1,113,082
Pool C38992, 6.50%, 12/01/2029	347,846	375,568
Pool C50755, 6.50%, 03/01/2031	97,725	105,147
Pool C54246, 6.50%, 07/01/2031	46,197	49,706
Pool C59148, 6.50%, 10/01/2031	87,625	94,280
Pool B31166, 6.50%, 12/01/2031	24,062	25,889

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool C61764, 6.50%, 12/01/2031	$174,226	$187,458
Pool C64625, 6.50%, 02/01/2032	181,659	195,342
Pool C65420, 6.50%, 03/01/2032	236,817	254,654
Pool C66763, 6.50%, 05/01/2032	467,701	502,929
Pool C66830, 6.50%, 05/01/2032	31,215	33,566
Pool C68518, 6.50%, 06/01/2032	146,906	157,972
Pool C72446, 6.50%, 08/01/2032	136,214	146,474
Pool A49963, 6.50%, 06/01/2036	252,724	269,272
Pool A50703, 6.50%, 07/01/2036	956,035	1,018,635
Pool A52237, 6.50%, 08/01/2036	782,025	833,231
Pool A52899, 6.50%, 09/01/2036	618,153	658,629
Pool A53441, 6.50%, 10/01/2036	1,122,278	1,195,764
Pool A68747, 6.50%, 10/01/2037	919,222	979,269
		99,421,342
FHA Project Loan - 0.87%
FHA Project Loan
023-98141, 6.00%, 05/01/2047 (a)	3,198,219	3,105,151
034-35271, 6.95%, 11/01/2025 (a)	388,549	394,230
034-35272, 6.95%, 11/01/2025 (a)	385,095	390,725
Ridge, 6.45%, 01/01/2036 (a)	293,590	297,328
Reilly 130, 7.43%, 08/25/2021 (a)	1,524,470	1,551,834
WM 2002-1, 7.43%, 08/01/2019 (a)	1,441,792	1,463,174
		7,202,442
FNMA Multi Family - 12.22%
Pool 386602, 4.66%, 10/01/2013	322,103	337,596
Pool 387425, 4.76%, 06/01/2015	594,107	622,187
Pool 387286, 4.78%, 03/01/2015	2,927,384	3,027,348
Pool 387284, 4.84%, 03/01/2015	938,651	985,162
Pool 387273, 4.89%, 02/01/2015	280,320	294,768
Pool 387202, 4.98%, 12/01/2014	3,147,490	3,333,167
Pool 387560, 4.98%, 09/01/2015	948,380	999,579
Pool 387109, 5.02%, 09/01/2014	235,040	245,618
Pool 387517, 5.02%, 08/01/2020	1,898,415	1,915,336
Pool 386980, 5.04%, 06/01/2014	1,210,894	1,285,664
Pool 873236, 5.09%, 02/01/2016	1,912,839	2,022,358
Pool 387433, 5.11%, 06/01/2023	947,494	933,462
Pool 387289, 5.12%, 07/01/2029	681,255	681,742
Pool 387438, 5.18%, 06/01/2020	236,806	242,062
Pool 386104, 5.19%, 04/01/2021	223,810	228,545
Pool 387215, 5.19%, 01/01/2023	502,917	510,933
Pool 387446, 5.22%, 06/01/2020	3,730,164	3,843,768
Pool 874244, 5.23%, 12/01/2020	1,069,421	1,119,158
Pool 387452, 5.25%, 06/01/2035	758,994	738,138
Pool 874253, 5.29%, 08/01/2017	976,538	1,049,388
Pool 873414, 5.29%, 02/01/2024	1,482,972	1,498,024
Pool 387349, 5.31%, 04/01/2020	831,578	849,345
Pool 387312, 5.33%, 04/01/2035	551,099	536,551
Pool 874082, 5.35%, 06/01/2018	1,940,760	2,028,060
Pool 873470, 5.42%, 03/01/2016	1,997,750	2,145,478
Pool 958348, 5.44%, 04/01/2027	544,506	559,567
Pool 387399, 5.46%, 08/01/2020	287,080	298,981
Pool 387158, 5.48%, 11/01/2022	947,216	974,803
Pool 874487, 5.52%, 05/01/2025	4,631,262	4,812,991
Pool 958283, 5.54%, 03/01/2019	6,383,786	6,841,389
Pool 873550, 5.55%, 04/01/2024	1,688,247	1,734,255
Pool 874136, 5.57%, 12/01/2016	242,889	262,465
Pool 874521, 5.61%, 04/01/2024	1,587,557	1,654,208

The accompanying notes are an integral part of the financial statements.

9

	Principal
	Amount	Value
Pool 874262, 5.75%, 01/01/2017	$657,712	$705,912
Pool 873649, 5.79%, 05/01/2016	2,947,499	3,222,255
Pool 873766, 5.79%, 07/01/2024	1,066,201	1,131,461
Pool 386991, 5.86%, 06/01/2022	236,521	252,054
Pool 386464, 5.88%, 08/01/2021	889,596	948,461
Pool 873731, 5.88%, 07/01/2023	2,373,249	2,558,079
Pool 874920, 5.91%, 07/01/2023	1,040,628	1,129,932
Pool 873830, 5.94%, 07/01/2024	4,491,832	4,825,319
Pool 387005, 5.95%, 06/01/2022	396,659	425,285
Pool 873949, 5.95%, 09/01/2024	4,159,353	4,472,139
Pool 873642, 5.99%, 05/01/2024	662,126	693,369
Pool 873705, 6.03%, 06/01/2016	1,456,557	1,522,027
Pool 873706, 6.04%, 06/01/2016	6,020,833	6,389,245
Pool 958256, 6.09%, 12/01/2033	1,668,209	1,803,143
Pool 873679, 6.10%, 06/01/2024	859,210	904,152
Pool 387046, 6.11%, 10/01/2022	622,323	664,779
Pool 958614, 6.22%, 04/01/2027	859,284	945,324
Pool 385229, 6.33%, 09/01/2017	2,181,280	2,414,627
Pool 874736, 6.43%, 10/01/2025	491,439	549,813
Pool 384719, 6.59%, 02/01/2017	1,384,251	1,554,200
Pool 385136, 6.65%, 06/01/2020	230,271	257,081
Pool 383143, 6.75%, 02/01/2016	2,704,071	3,053,724
Pool 383145, 6.85%, 02/01/2019	1,933,410	2,168,942
Pool 385051, 6.89%, 05/01/2020	2,221,959	2,512,968
Pool 375536, 6.90%, 01/01/2013	4,070,102	4,511,376
Pool 386046, 7.22%, 04/01/2021	2,719,035	3,122,437
		101,350,200
FNMA Single Family - 13.80%
Pool 935036, 4.00%, 03/01/2039	1,090,988	1,078,271
Pool AA3490, 4.00%, 03/01/2039	1,491,507	1,474,122
Pool AA5316, 4.00%, 03/01/2039	1,076,103	1,063,560
Pool TBA 4.00%, 06/01/2039	2,700,000	2,661,188
Pool 935106, 4.50%, 03/01/2039	1,049,905	1,059,208
Pool AA3491, 4.50%, 03/01/2039	2,934,334	2,960,040
Pool AA6523, 4.50%, 03/01/2039	2,655,377	2,678,639
Pool AA4384, 4.50%, 04/01/2039	1,314,125	1,325,637
Pool AA4469, 4.50%, 04/01/2039	2,923,010	2,948,617
Pool AA5800, 4.50%, 05/01/2039	3,357,355	3,386,767
Pool AA7569, 4.50%, 05/01/2039	1,154,967	1,165,085
Pool AA7570, 4.50%, 05/01/2039	1,244,340	1,255,241
Pool TBA 4.50%, 06/01/2039	3,200,000	3,224,000
Pool 914311, 5.00%, 02/01/2037	448,302	459,584
Pool 961665, 5.00%, 02/01/2038	1,056,820	1,083,357
Pool 961946, 5.00%, 02/01/2038	702,412	720,050
Pool 906297, 5.50%, 01/01/2037	2,386,049	2,470,431
Pool 910418, 5.50%, 01/01/2037	596,296	617,383
Pool 910343, 5.50%, 02/01/2037	1,621,556	1,678,395
Pool 918816, 5.50%, 02/01/2037	616,454	638,254
Pool 915093, 5.50%, 04/01/2037	981,033	1,015,420
Pool 918823, 5.50%, 04/01/2037	983,949	1,018,439
Pool 937689, 5.50%, 05/01/2037	1,020,696	1,056,474
Pool 937690, 5.50%, 05/01/2037	663,596	686,857
Pool 937698, 5.50%, 05/01/2037	1,248,359	1,292,116
Pool 942355, 5.50%, 06/01/2037	855,611	885,602
Pool 944232, 5.50%, 06/01/2037	868,404	898,843
Pool 942847, 5.50%, 07/01/2037	482,891	499,817
Pool 942856, 5.50%, 07/01/2037	1,801,086	1,864,217

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 948666, 5.50%, 07/01/2037	$838,850	$868,122
Pool 948667, 5.50%, 08/01/2037	881,809	912,580
Pool 960422, 5.50%, 12/01/2037	1,081,143	1,118,871
Pool 961664, 5.50%, 02/01/2038	835,000	864,222
Pool 961666, 5.50%, 02/01/2038	1,852,283	1,917,105
Pool 961947, 5.50%, 02/01/2038	2,494,038	2,581,459
Pool 933847, 5.50%, 05/01/2038	1,354,466	1,401,867
Pool 963383, 5.50%, 05/01/2038	1,061,289	1,098,430
Pool 975138, 5.50%, 05/01/2038	1,143,792	1,183,820
Pool 963547, 5.50%, 06/01/2038	1,062,608	1,099,795
Pool 985139, 5.50%, 07/01/2038	1,142,073	1,182,041
Pool 614014, 6.00%, 11/01/2031	141,770	149,996
Pool 614022, 6.00%, 11/01/2031	87,389	92,460
Pool 624093, 6.00%, 02/01/2032	173,284	183,338
Pool 794353, 6.00%, 08/01/2034	81,100	85,451
Pool 783925, 6.00%, 10/01/2034	70,087	73,847
Pool 783870, 6.00%, 11/01/2034	130,475	137,475
Pool 809310, 6.00%, 01/01/2035	39,009	41,102
Pool 866068, 6.00%, 02/01/2036	177,329	186,010
Pool 868753, 6.00%, 03/01/2036	457,962	480,383
Pool 868754, 6.00%, 03/01/2036	207,084	217,222
Pool 886135, 6.00%, 07/01/2036	550,050	576,980
Pool 900648, 6.00%, 07/01/2036	661,885	694,290
Pool 886642, 6.00%, 08/01/2036	891,670	935,325
Pool 900105, 6.00%, 08/01/2036	759,061	796,223
Pool 900241, 6.00%, 08/01/2036	559,578	586,974
Pool 901392, 6.00%, 09/01/2036	741,788	778,104
Pool 903485, 6.00%, 10/01/2036	562,468	590,005
Pool 906002, 6.00%, 12/01/2036	1,435,954	1,506,256
Pool 907769, 6.00%, 12/01/2036	1,333,530	1,398,818
Pool 910417, 6.00%, 12/01/2036	769,634	807,314
Pool 922596, 6.00%, 12/01/2036	742,224	778,562
Pool 906298, 6.00%, 01/01/2037	766,639	804,173
Pool 910114, 6.00%, 01/01/2037	1,034,010	1,084,633
Pool 910344, 6.00%, 02/01/2037	945,252	990,791
Pool 914334, 6.00%, 03/01/2037	1,202,587	1,260,524
Pool 918822, 6.00%, 04/01/2037	912,491	957,165
Pool 937699, 6.00%, 05/01/2037	754,564	790,916
Pool 940757, 6.00%, 05/01/2037	537,578	563,897
Pool 942848, 6.00%, 07/01/2037	1,532,761	1,606,605
Pool 948669, 6.00%, 07/01/2037	1,451,284	1,520,977
Pool 952300, 6.00%, 07/01/2037	1,170,784	1,227,189
Pool 952628, 6.00%, 07/01/2037	1,840,192	1,928,560
Pool 952629, 6.00%, 07/01/2037	2,018,346	2,115,270
Pool 942857, 6.00%, 08/01/2037	2,133,188	2,235,959
Pool 946756, 6.00%, 08/01/2037	4,219,303	4,421,918
Pool 946757, 6.00%, 08/01/2037	1,204,278	1,262,109
Pool 907085, 6.00%, 09/01/2037	241,129	252,746
Pool 947769, 6.00%, 09/01/2037	589,936	618,266
Pool 947770, 6.00%, 09/01/2037	2,371,674	2,485,564
Pool 947772, 6.00%, 09/01/2037	1,929,872	2,022,547
Pool 947774, 6.00%, 10/01/2037	1,121,794	1,175,664
Pool 953768, 6.00%, 11/01/2037	1,527,509	1,601,100
Pool 960011, 6.00%, 11/01/2037	1,662,581	1,742,420
Pool 960423, 6.00%, 12/01/2037	1,363,915	1,429,412
Pool 961370, 6.00%, 01/01/2038	674,696	707,096
Pool 961667, 6.00%, 02/01/2038	1,048,795	1,099,264
Pool 963384, 6.00%, 05/01/2038	987,963	1,035,505

The accompanying notes are an integral part of the financial statements.

11

	Principal
	Amount	Value
Pool 964596, 6.00%, 07/01/2038	$1,098,393	$1,151,249
Pool 934366, 6.00%, 08/01/2038	669,005	701,198
Pool 965312, 6.00%, 09/01/2038	1,492,905	1,564,745
Pool 886136, 6.50%, 07/01/2036	652,379	695,986
Pool 886808, 6.50%, 07/01/2036	307,754	328,325
Pool 900106, 6.50%, 08/01/2036	700,122	746,921
Pool 900242, 6.50%, 08/01/2036	967,655	1,032,337
Pool 900649, 6.50%, 09/01/2036	1,122,085	1,197,089
Pool 901391, 6.50%, 09/01/2036	540,118	576,222
Pool 947771, 6.50%, 09/01/2037	929,391	991,370
		114,415,773
GNMA Construction - 0.36%
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,779,439
Pool TBA, 6.55%, 08/15/2049 (a)	630,900	627,342
Pool TBA, 6.55%, 08/15/2049 (a)	626,000	622,331
		3,029,112
GNMA Multi Family - 25.47%
2007-46 A, 3.14%, 06/16/2021	222,195	223,213
2007-77 A, 3.18%, 02/16/2026	5,041,789	5,086,337
2009-19 AD, 3.39%, 11/16/2040	1,298,818	1,274,784
2007-39 AC, 3.51%, 07/16/2024	2,035,155	2,053,370
2006-39 A, 3.77%, 06/16/2025	4,392,829	4,471,540
2009-4 A, 3.81%, 11/16/2037	3,288,740	3,331,747
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,042,099
2006-68 A, 3.89%, 07/16/2026	4,593,356	4,682,979
2007-55 A, 3.91%, 08/16/2027	5,042,250	5,134,933
2006-8 A, 3.94%, 08/16/2025	1,073,771	1,089,033
2007-12 A, 3.96%, 06/16/2031	13,104,892	13,403,120
2005-79 A, 4.00%, 10/16/2033	2,134,315	2,172,147
2008-92 B, 4.04%, 05/16/2030	500,000	510,284
2006-66 A, 4.09%, 08/16/2030	3,962,709	4,052,811
2006-9 A, 4.20%, 08/16/2026	1,116,492	1,138,122
2006-3 A, 4.21%, 01/16/2028	2,403,065	2,456,074
2006-51 A, 4.25%, 10/16/2030	6,442,585	6,620,574
2006-63 A, 4.26%, 02/16/2032	20,571,382	21,159,376
2007-34 A, 4.27%, 11/16/2026	9,100,764	9,294,134
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,614,313
2009-3 B, 4.30%, 10/16/2037	750,000	709,199
2007-13 A, 4.32%, 11/16/2029	2,041,705	2,094,696
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,614,998
2005-59 A, 4.39%, 05/16/2023	843,700	858,938
2005-87 A, 4.45%, 03/16/2025	658,558	672,840
2008-22 B, 4.50%, 12/16/2038	6,500,000	6,676,437
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,035,066
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,822,667
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,197,663
2008-52 B, 4.75%, 10/16/2032	4,750,000	4,910,795
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,195,483
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,846,748
2005-59 B, 4.82%, 10/16/2029 (b)	2,000,000	2,086,580
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,011,892
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	727,291
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,411,560
2008-39 C, 5.02%, 03/16/2034 (b)	7,600,000	7,900,558
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,713,178
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	223,467
2006-32 A, 5.08%, 01/16/2030	1,618,193	1,686,797

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
2005-87 B, 5.12%, 01/16/2028 (b)	$2,007,300	$2,110,008
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,110,728
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	780,275
Pool 652131, 5.30%, 06/15/2023	1,979,467	2,054,519
Pool 666265, 5.45%, 10/15/2035	1,900,650	1,953,246
Pool 668966, 5.45%, 04/15/2044	2,550,381	2,580,566
Pool 640434, 5.46%, 03/15/2043	3,383,544	3,446,685
Pool 634979, 5.50%, 01/15/2036	443,365	454,793
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	421,735
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,707,034
Pool 664218, 5.63%, 06/15/2043	2,655,423	2,700,347
Pool 664652, 5.65%, 06/15/2042	2,399,401	2,438,236
Pool 614125, 5.70%, 12/15/2030	1,547,756	1,579,520
Pool 650307, 5.75%, 03/15/2043	1,800,434	1,839,625
Pool 666268, 5.85%, 03/15/2043	6,911,742	7,086,418
Pool 653889, 5.88%, 01/15/2043	1,175,731	1,206,911
Pool 640436, 5.90%, 09/15/2043	1,286,556	1,322,787
Pool 645747, 6.00%, 09/15/2032	159,655	163,494
Pool 637911, 6.00%, 07/15/2035	439,472	451,100
Pool 639306, 6.00%, 01/15/2036	1,157,077	1,189,951
Pool 666259, 6.00%, 12/15/2032	2,314,498	2,381,252
Pool TBA 6.05%, 05/15/2039 (a)	1,406,400	1,432,207
Pool 649793, 6.05%, 08/15/2036	98,363	101,564
Pool 653914, 6.10%, 06/15/2043	2,419,383	2,507,784
Pool 667881, 6.14%, 02/15/2043	990,016	1,027,658
Pool 699404, 6.15%, 04/15/2039	1,841,382	1,927,066
Pool 685163, 6.20%, 07/15/2037	948,041	965,469
Pool 653904, 6.20%, 05/15/2043	780,750	813,981
Pool 677423, 6.25%, 09/15/2043	454,672	480,361
Pool 636413, 6.25%, 04/15/2036	1,235,624	1,287,274
Pool 645787, 6.25%, 08/15/2036	258,786	268,582
Pool 678208, 6.25%, 01/15/2038	1,588,885	1,671,640
Pool 669518, 6.30%, 04/15/2038	194,523	203,749
Pool TBA 6.50%, 06/15/2049 (a)	2,600,000	2,679,742
Pool 608326, 6.50%, 10/15/2033	1,112,743	1,161,757
Pool 643896, 6.50%, 06/15/2049	1,347,400	1,428,082
Pool 645785, 6.75%, 02/15/2048	1,938,390	2,086,601
		211,230,590
GNMA Single Family - 7.42%
Pool 646730, 4.50%, 03/15/2039	1,343,702	1,358,231
Pool 646771, 4.50%, 04/15/2039	1,364,679	1,379,435
Pool 716818, 4.50%, 04/15/2039	1,777,161	1,796,377
Pool TBA 4.50%, 06/15/2039	1,000,000	1,007,190
Pool TBA 4.50%, 06/15/2039	2,600,000	2,622,750
Pool G2 716876, 4.50%, 04/20/2039	1,043,564	1,053,220
Pool 650967, 4.50%, 05/15/2039	1,137,398	1,149,696
Pool 688624, 5.00%, 05/15/2038	903,465	931,472
Pool 411105, 5.00%, 01/15/2039	2,004,265	2,066,397
Pool 439079, 5.00%, 02/15/2039	1,307,347	1,347,875
Pool 646728, 5.00%, 03/15/2039	1,015,549	1,047,031
Pool 646750, 5.00%, 04/15/2039	1,398,976	1,442,344
Pool 716819, 5.00%, 04/15/2039	1,631,046	1,681,608
Pool 646777, 5.00%, 05/15/2039	1,045,342	1,077,748
Pool 684677, 5.50%, 03/15/2038	1,648,408	1,711,666
Pool TBA 5.00%, 06/15/2039	1,100,000	1,131,625
Pool 684721, 5.50%, 03/15/2038	910,869	945,823
Pool G2 684987, 5.50%, 03/20/2038	987,203	1,024,166

The accompanying notes are an integral part of the financial statements.

13

	Principal
	Amount	Value
Pool 684802, 5.50%, 04/15/2038	$1,350,537	$1,402,364
Pool 688625, 5.50%, 05/15/2038	1,322,043	1,372,776
Pool G2 688636, 5.50%, 05/20/2038	1,243,353	1,289,906
Pool 690974, 5.50%, 06/15/2038	1,115,695	1,158,510
Pool G2 690973, 5.50%, 06/20/2038	1,175,240	1,219,242
Pool 693574, 5.50%, 07/15/2038	1,331,182	1,382,266
Pool G2 409120, 5.50%, 07/20/2038	1,966,781	2,040,420
Pool G2 700671, 5.50%, 10/20/2038	1,076,610	1,116,920
Pool 411116, 5.50%, 01/15/2039	1,540,508	1,599,625
Pool 705998, 5.50%, 01/15/2039	1,010,496	1,049,273
Pool 684678, 6.00%, 03/15/2038	2,391,093	2,500,336
Pool 684711, 6.00%, 03/15/2038	572,011	598,145
Pool G2 684988, 6.00%, 03/20/2038	983,087	1,027,069
Pool 688626, 6.00%, 05/15/2038	984,223	1,029,189
Pool 688629, 6.00%, 05/15/2038	532,738	557,078
Pool G2 688637, 6.00%, 05/20/2038	830,923	868,098
Pool G2 693900, 6.00%, 07/20/2038	1,023,525	1,069,317
Pool 696513, 6.00%, 08/15/2038	1,371,091	1,433,732
Pool G2 696843, 6.00%, 08/20/2038	969,512	1,012,888
Pool 699255, 6.00%, 09/15/2038	3,663,788	3,831,178
Pool G2 698997, 6.00%, 09/20/2038	1,704,703	1,780,969
Pool 700791, 6.00%, 10/15/2038	812,878	850,016
Pool 705999, 6.00%, 01/15/2039	1,100,813	1,151,106
Pool G2 706407, 6.00%, 01/20/2039	893,984	933,997
Pool 582048, 6.50%, 01/15/2032	42,493	45,541
Pool 696514, 6.50%, 08/15/2038	1,007,342	1,066,397
Pool G2 696844, 6.50%, 08/20/2038	1,044,188	1,104,074
Pool G2 698998, 6.50%, 09/20/2038	1,113,920	1,177,805
Pool G2 706408, 6.50%, 01/20/2039	979,660	1,035,868
Pool 530199, 7.00%, 03/20/2031	63,262	68,875
		61,547,634
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,385
Small Business Administration - 1.84%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	874,092	846,770
Pool 507932, 0.57%, 04/25/2026 (b)	466,301	452,985
Pool 507766, 0.57%, 07/25/2031 (b)	394,843	385,150
Pool 507841, 0.57%, 08/25/2031 (b)	620,971	605,720
Pool 508045, 0.57%, 04/25/2032 (b)	1,873,043	1,826,727
Pool 507417, 0.60%, 09/25/2030 (b)	952,842	930,450
Pool 508206, 0.60%, 09/25/2032 (b)	1,795,455	1,752,404
Pool 508298, 0.60%, 01/25/2033 (b)	2,143,764	2,092,210
Pool 508506, 0.63%, 06/25/2033 (b)	4,480,339	4,376,022
Loan #3059035009 1.25%, 05/15/2015 (a)(b)	79,563	79,563
Loan #2347955003 3.00%, 04/15/2017 (a)(b)	453,828	453,828
Loan #3046316007 2.13%, 01/15/2033 (a)(b)	293,122	290,923
Loan #3153295002 2.13%, 08/15/2029 (a)(b)	668,490	663,476
Loan #2484686008 3.18%, 10/15/2027 (a)(b)	354,415	355,744
Loan #3111236004 4.38%, 02/15/2015 (a)(b)	74,102	76,140
Loan #3333015007 6.075%, 04/15/2019 (a)(b)	6,336	6,812
Loan #3334925000 6.075%, 04/15/2019 (a)(b)	12,667	13,617
Loan #3336625008 6.075%, 04/15/2019 (a)(b)	8,438	9,071
Loan #3340495009 6.075%, 04/15/2019 (a)(b)	6,750	7,256
Loan #3353945001 6.075%, 04/15/2019 (a)(b)	4,500	4,837
		15,229,705

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
SBA Participation Certificate – 0.03%
Series 2008-20E Class 1, 5.49%, 05/01/2028	$235,231	$244,728
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $598,086,392)		613,721,911

MUNICIPAL BONDS - 23.88%
Alabama - 0.22%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,850,400

California - 2.19%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,409,902
California Statewide Communities Development
Authority
5.30%, 04/01/2016	1,920,000	1,927,546

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,570,016

Los Angeles Community Development Agency
6.25%, 09/01/2017	250,000	258,627

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	685,363
6.00%, 09/01/2009	1,730,000	1,737,820
6.00%, 09/01/2010	1,815,000	1,848,541
6.00%, 09/01/2011	1,915,000	1,957,053

Los Angeles Multi- Family Housing Authority
6.65%, 07/20/2015	760,000	788,622

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	466,155

Redding Redevelopment Agency
6.00%, 09/01/2010	240,000	243,070

Sacramento County Housing Authority
7.65%, 09/01/2015	650,000	679,543

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,035,000	1,014,455

San Francisco City & County Redevelopment
Financing Authority
5.62%, 08/01/2016	795,000	807,609
5.75%, 08/01/2037	500,000	425,415

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	387,317
4.38%, 08/01/2013	405,000	390,655
4.50%, 08/01/2014	425,000	403,142
4.50%, 08/01/2015	445,000	412,951

Vacaville Redevelopment Agency
7.00%, 09/01/2010	700,000	707,875
		18,121,677

The accompanying notes are an integral part of the financial statements.

15

	Principal
	Amount	Value
Colorado - 0.12%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	$994,688	$969,054

Connecticut - 0.09%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,635
5.83%, 11/15/2016	645,000	688,505
		740,140

Delaware - 0.06%
Delaware State Housing Authority
5.00%, 01/01/2010	520,000	527,192

Florida - 1.51%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,707,546

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,392,277	1,407,160

Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	1,825,000	1,620,308
5.20%, 07/01/2028 (c)	3,000,000	3,039,750
6.85%, 04/01/2021	355,000	362,700
7.00%, 09/01/2009	125,000	126,377
7.88%, 07/01/2015	390,000	407,585

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,004,670

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,135,000	1,123,332
6.60%, 08/01/2016	335,000	345,821

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	380,000	385,221
		12,530,470

Idaho - 0.29%
Idaho Housing & Finance Association
6.00%, 07/01/2035	500,000	464,965
6.45%, 07/01/2035	2,050,000	1,964,207
		2,429,172

Illinois - 0.55%
Illinois Housing Development Authority
4.55%, 12/01/2009	610,000	613,349
5.08%, 01/01/2013	460,000	471,459
5.11%, 07/01/2013	465,000	478,350
5.16%, 01/01/2015	515,000	517,446
5.16%, 07/01/2015	535,000	537,541
5.31%, 08/01/2036 (a)	1,065,000	1,029,610
5.50%, 12/01/2014	250,000	256,722
6.21%, 06/01/2026	750,000	677,153
		4,581,630

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Indiana - 1.24%
Indiana Housing & Community Development
Authority
5.51%, 01/01/2039	$4,770,000	$4,687,098
5.69%, 07/01/2037	1,740,000	1,724,183
5.90%, 01/01/2037	2,865,000	2,837,066

Indiana Housing Finance Authority
7.34%, 07/01/2030	70,000	70,410

Indianapolis, Indiana
7.00%, 02/01/2039	1,000,000	985,010
		10,303,767

Iowa - 0.06%
Iowa Finance Authority
6.55%, 12/01/2015	490,000	511,335

Kentucky - 1.45%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	697,429
5.17%, 07/01/2013	680,000	723,248
5.18%, 01/01/2014	160,000	168,426
5.33%, 07/01/2014	3,430,000	3,515,304
5.75%, 07/01/2037	4,275,000	4,219,168
5.77%, 07/01/2037	2,150,000	2,122,050
5.81%, 07/01/2014	500,000	539,045
		11,984,670

Louisiana - 0.14%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	120,000	120,069
5.60%, 12/01/2029	1,035,000	1,016,173
		1,136,242

Maryland - 0.24%
Maryland Community
Development Administration
6.07%, 09/01/2037	2,245,000	1,985,545

Massachusetts - 1.63%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	23,374

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,450,000	2,501,328
5.54%, 12/01/2025	2,495,000	2,279,457
5.55%, 06/01/2025	940,000	875,328
5.84%, 12/01/2036	1,000,000	902,490
5.96%, 06/01/2017	1,450,000	1,515,163
6.32%, 12/01/2037	4,714,400	4,280,958
6.50%, 12/01/2039	1,255,000	1,147,898
		13,525,996

Minnesota - 0.29%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	550,000	543,037
5.85%, 07/01/2036	850,000	848,886

The accompanying notes are an integral part of the financial statements.

17

	Principal
	Amount	Value
6.30%, 07/01/2023	$1,000,000	$988,420
		2,380,343

Missouri - 0.42%
Missouri State Housing Development Commission
4.15%, 09/25/2025	189,958	188,381
5.72%, 09/01/2025	1,915,000	1,882,043
5.74%, 03/01/2037	275,000	274,871
5.82%, 03/01/2037	555,000	548,728
6.00%, 03/01/2025	595,000	602,092
		3,496,115

Nebraska - 0.02%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	175,000	178,250

Nevada - 0.13%
Nevada Housing Division
0.75%, 10/15/2032 (b)	740,000	740,000
1.40%, 10/01/2030 (b)	345,000	345,000
5.11%, 04/01/2017	30,000	30,132
		1,115,132

New Jersey - 0.61%
City of Elizabeth
7.00%, 08/01/2010	115,000	114,999
7.18%, 08/01/2013	125,000	125,029

New Jersey State Housing & Mortgage
Finance Agency
0.20%, 11/01/2047 (b)	220,000	220,000
5.27%, 10/01/2032	1,375,000	1,328,992
5.93%, 11/01/2028	1,625,000	1,514,955
6.13%, 11/01/2037	1,865,000	1,730,776
		5,034,751

New Mexico - 0.40%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	295,000	299,298
4.72%, 07/01/2011	285,000	289,152
4.90%, 01/01/2012	270,000	275,926
4.90%, 07/01/2012	245,000	250,378
5.00%, 01/01/2013	250,000	255,928
5.00%, 07/01/2013	265,000	271,283
5.42%, 01/01/2016	310,000	309,321
5.60%, 03/01/2011	120,000	121,066
5.68%, 09/01/2013	345,000	374,515
6.15%, 01/01/2038	1,000,000	839,340
		3,286,207

New York - 2.94%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,906,938

New York City Industrial Development Agency
5.20%, 07/01/2009	190,000	189,430

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
New York State Housing Finance Agency
4.90%, 08/15/2025 (c)	$1,000,000	$988,260
5.05%, 08/15/2039 (c)	1,490,000	1,444,987
5.30%, 11/01/2037 (c)	10,685,000	10,704,554
5.60%, 08/15/2033 (c)	1,730,000	1,709,967

Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	886,590

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	442,130

Suffolk County Industrial Development Agency
5.20%, 07/01/2009	115,000	114,673
		24,387,529

North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	396,710

Ohio - 0.17%
County of Cuyahoga
4.25%, 06/01/2011	870,000	902,538

Ohio Housing Finance Agency
5.84%, 09/01/2016	285,000	286,166

State of Ohio
7.75%, 12/01/2015 (d)	250,000	252,745
		1,441,449

Oklahoma - 0.30%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	860,000	851,710
5.65%, 09/01/2026	1,675,000	1,609,390
		2,461,100

Oregon - 0.20%
City of Portland
4.30%, 06/01/2011	410,000	422,091
4.30%, 06/01/2012	295,000	304,452
4.35%, 06/01/2013	320,000	329,818
4.45%, 06/01/2014	300,000	306,588
6.03%, 06/15/2018	250,000	260,307
		1,623,256

Pennsylvania - 1.22%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,659,923

Commonwealth Financing Authority
4.97%, 06/01/2016	455,000	457,148
5.00%, 06/01/2009	770,000	770,000
5.08%, 06/01/2010	50,000	51,423
5.13%, 06/01/2012	735,000	775,844

Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,990,000	1,948,250
5.76%, 10/01/2037	2,465,000	2,462,732

The accompanying notes are an integral part of the financial statements.

19

	Principal
	Amount	Value
Philadelphia Redevelopment Authority
4.68%, 04/15/2016	$2,000,000	$1,965,620
		10,090,940

Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	578,645

South Carolina - 0.07%
South Carolina State Housing Finance &
Development Authority
5.15%, 07/01/2037 (c)	690,000	621,807

Texas - 0.88%
Texas Department of Housing & Community
Affairs
2.20%, 09/01/2036 (b)	2,260,000	2,260,000
5.00%, 07/01/2034 (c)	1,510,000	1,451,729
7.01%, 09/01/2026	3,520,000	3,552,877
		7,264,606

Utah - 2.65%
Utah Housing Corp.
4.80%, 07/01/2017	3,580,000	3,591,098
5.11%, 07/01/2017	725,000	727,523
5.23%, 07/01/2017	605,000	608,200
5.25%, 07/01/2035	750,000	739,103
5.26%, 07/20/2018	195,000	198,494
5.88%, 07/01/2034	915,000	872,535
5.92%, 07/01/2034	2,500,000	2,277,350
6.10%, 07/20/2028	1,335,000	1,289,890
6.12%, 01/01/2035	2,990,000	2,955,914
6.21%, 07/01/2034	1,640,000	1,611,874
6.21%, 01/01/2035	4,820,000	4,546,899
6.25%, 07/20/2018	605,000	621,910

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	565,000
5.00%, 06/01/2010	835,000	856,042
5.38%, 06/01/2018	530,000	533,302
		21,995,134

Virginia - 2.97%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,136,400
4.84%, 12/01/2013	295,000	308,039
5.50%, 12/01/2020	500,000	484,845
5.50%, 06/25/2034	6,718,795	6,910,911
5.50%, 03/25/2036	4,177,632	4,297,087
5.70%, 11/01/2022	1,250,000	1,205,037
5.97%, 11/01/2024	1,405,000	1,338,895
6.25%, 11/01/2029	4,365,000	4,103,144
6.50%, 06/25/2032	797,794	849,899
		24,634,257

Washington - 0.51%
King County Housing Authority
6.38%, 12/31/2046	3,500,000	3,544,660

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	$750,000	$688,335
		4,232,995

Wisconsin - 0.05%
Wisconsin Housing & Economic Development
Authority
4.75%, 09/01/2033 (c)	500,000	428,845

Wyoming - 0.14%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,191,344
TOTAL MUNICIPAL BONDS
(Cost $200,055,803)		198,036,705

MISCELLANEOUS INVESTMENTS - 0.89%
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	385,000	384,705
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	327,251
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(d)	6,423,101	6,707,811
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $7,258,702)		7,419,767

SHORT-TERM INVESTMENT - 2.70%
	Shares
Money Market Fund - 2.70%
Evergreen Institutional Money Market Fund, 0.34% (e)	22,348,459	22,348,459

TOTAL SHORT-TERM INVESTMENT
(Cost $22,348,459)		22,348,459

Total Investments (Cost $828,119,356) - 101.53%		841,922,653
Liabilities in Excess of Other Assets, Net - (1.53)%		(12,656,354)
NET ASSETS - 100.00%		$829,266,299

Footnotes
The following information for the Fund is presented on an income tax basis as of May 31, 2009:
Cost of Investments	$828,119,655
Gross Unrealized Appreciation	20,489,856
Gross Unrealized Depreciation	(6,686,858)
Net Unrealized Appreciation	$13,802,998

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2009 is $15,554,941, which represents 1.88% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2009.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2009, these securities amounted to $7,419,767, which represents 0.89% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2009.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

21

Statement of Assets and Liabilities as of May 31, 2009

Assets:
Investments, at fair value (identified cost — $828,119,356)	$841,922,653
Receivables:
Interest	5,916,435
Investment securities sold	407,222
Capital shares sold	97,697
Prepaid expenses	62,183
Total Assets	$848,406,190
Liabilities:
Payables:
Investment securities purchased	$16,458,682
Distributions payable	1,731,711
Advisory fees due to Advisor	207,057
Distribution 12b-1 fees	165,973
Shareholder servicing fees	131,990
Capital shares redeemed	96,499
Administration fees	34,508
Trustees’ fees	1,870
Accrued expenses	311,601
Total Liabilities	$19,139,891
Net Assets:	$829,266,299
Net Assets consist of:
Paid-In capital	$825,349,989
Distributions in excess of net investment income	(3,224)
Accumulated net realized loss on investments	(9,883,763)
Net unrealized appreciation on investments	13,803,297
Net Assets	$829,266,299
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 74,157,622 shares outstanding)	$788,455,179
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 2,942,936 shares outstanding)	$31,265,783
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 898,950 shares outstanding)	$9,545,337
Net Asset Value, offering and redemption price per share — CRA Shares	$10.63
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.62
Net Asset Value, offering and redemption price per share — Retail Shares	$10.62

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Operations for the fiscal year ended May 31, 2009

Investment Income:
Interest	$36,982,111
Dividends	326,357
Total investment income	37,308,468
Expenses:
Investment advisory fees	2,200,845
Distribution fees — CRA Shares	1,776,960
Distribution fees — Retail Shares	14,585
Special administrative services fees — CRA Shares	1,421,577
Shareholder servicing fees — Retail Shares	5,834
Accounting and administration fees	440,159
Professional fees	342,991
Trustees’ fees	168,383
Transfer agent fees	121,413
Insurance expense	105,085
Officers’ fees	100,000
Custodian fees	95,524
Registration and filing expenses	61,564
Printing expense	45,421
Interest expense	14,918
Other	83,807
Total expenses	6,999,066
Administration fee waiver	(68,384)
Net expense	6,930,682
Net investment income	30,377,786
Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(1,415,305)
Net change in unrealized appreciation on investments	17,010,776
Net realized and unrealized gain on investments	15,595,471
Net increase in net assets resulting from operations:	$45,973,257

The accompanying notes are an integral part of the financial statements.

23

Statements of Changes in Net Assets

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2009	May 31, 2008
Operations:
Net investment income	$30,377,786	$32,850,059
Net realized loss on investments	(1,415,305)	(3,100,838)
Net change in unrealized appreciation on investments	17,010,776	9,063,523
Net increase in net assets resulting from operations	45,973,257	38,812,744
Distributions to shareholders from:
Net investment income
CRA Shares	(29,438,539)	(32,588,012)
Institutional Shares	(810,385)	(367,623)
Retail Shares	(258,135)	(40,332)
Total distributions	(30,507,059)	(32,995,967)
Capital share transactions:
CRA Shares
Shares sold	115,768,352	42,594,417
Shares reinvested	10,896,156	12,419,146
Shares redeemed	(74,588,195)	(80,093,268)
	52,076,313	(25,079,705)
Institutional Shares
Shares sold	18,793,860	5,100,386
Shares reinvested	747,541	367,623
Shares redeemed	(423,496)	(238)
	19,117,905	5,467,771
Retail Shares
Shares sold	9,255,770	296,959
Shares reinvested	150,703	40,170
Shares redeemed	(1,101,532)	(18,715)
	8,304,941	318,414
Increase/(decrease) in net assets from capital share transactions	79,499,159	(19,293,520)
Increase/(decrease) in net assets	94,965,357	(13,476,743)
Net Assets:
Beginning of year	734,300,942	747,777,685
End of year	$829,266,299	$734,300,942
Undistributed (distributions in excess of) net investment income	$(3,224)	$44

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets (Continued)

	For the	For the
Share Transactions:	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2009	May 31, 2008

Share Transactions:
CRA Shares
Shares sold	10,962,362	4,063,522
Shares reinvested	1,040,377	1,183,701
Shares redeemed	(7,145,596)	(7,583,941)
Increase/(decrease) in shares	4,857,143	(2,336,718)
CRA Shares outstanding at beginning of year	69,300,479	71,637,197
CRA Shares outstanding at end of year	74,157,622	69,300,479
Institutional Shares
Shares sold	1,768,434	484,475
Shares reinvested	71,267	35,064
Shares redeemed	(39,832)	(22)
Increase in shares	1,799,869	519,517
Institutional Shares outstanding at beginning of year	1,143,067	623,550
Institutional Shares outstanding at end of year	2,942,936	1,143,067
Retail Shares
Shares sold	884,995	28,268
Shares reinvested	14,337	3,833
Shares redeemed	(105,036)	(1,759)
Increase in shares	794,296	30,342
Retail Shares outstanding at beginning of year	104,654	74,312
Retail Shares outstanding at end of year	898,950	104,654

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each year)

			CRA Shares
	For the	For the	For the	For the	For the
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006	May 31, 2005
Net Asset Value, Beginning of Year	$10.41	$10.34	$10.21	$10.75	$10.49
Investment Operations:
Net investment income (a)	0.43	0.45	0.46	0.43	0.39
Net realized and unrealized gain/(loss) on investments (a)	0.22	0.08	0.13	(0.54)	0.26
Total from investment operations	0.65	0.53	0.59	(0.11)	0.65
Distributions from:
Net investment income	(0.43)	(0.46)	(0.46)	(0.43)	(0.39)
Total distributions	(0.43)	(0.46)	(0.46)	(0.43)	(0.39)
Net Asset Value, End of Year	$10.63	$10.41	$10.34	$10.21	$10.75
Total Return (b)	6.43%	5.14%	5.83%	(1.07)%	6.25%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$788,455	$721,325	$740,569	$648,678	$619,986
Ratio of expenses to average net assets
Before fee waiver	0.95%	0.98%	0.95%	0.95%	0.96%
After fee waiver	0.95%	0.98%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	4.12%	4.32%	4.42%	4.09%	3.66%
Portfolio turnover rate	26%	34%	39%	49%	50%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

		Institutional Shares (b)
	For the	For the	For the
	Fiscal Year	Fiscal Year	Period Year
	Ended	Ended	Ended
	May 31, 2009	May 31, 2008	May 31, 2007
Net Asset Value, Beginning of Year	$10.40	$10.33	$10.51
Investment Operations:
Net investment income (a)	0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.22	0.07	(0.18)
Total from investment operations	0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.48)	(0.49)	(0.12)
Total distributions	(0.48)	(0.49)	(0.12)
Net Asset Value, End of Year	$10.62	$10.40	10.33
Total Return (c)	6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$31,266	$11,888	$6,442
Ratio of expenses to average net assets
Before fee waiver	0.50%	0.62%	0.63	% (d)
After fee waiver	0.49%	0.62%	0.63	% (d)
Ratio of net investment income to average net assets	4.56%	4.68%	4.77	% (d)
Portfolio turnover rate	26%	34%	39%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Class commenced operations on March 2, 2007.
(c)	Returns are for the period indicated and have not been annualized.
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights —Per share data (for a share outstanding throughout each year) (Continued)

		Retail Shares (b)
	For the	For the	For the
	Fiscal Year	Fiscal Year	Period Year
	Ended	Ended	Ended
	May 31, 2009	May 31, 2008	May 31, 2007
Net Asset Value, Beginning of Year	$10.40	$10.33	$10.51
Investment Operations:
Net investment income (a)	0.44	0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.23	0.08	(0.18)
Total from investment operations	0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.45)	(0.46)	(0.12)
Total distributions	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Year	$10.62	$10.40	10.33
Total Return (c)	6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,545	$1,088	$767
Ratio of expenses to average net assets
Before fee waiver	0.85%	0.97%	1.00	% (d)
After fee waiver	0.84%	0.97%	1.00	% (d)
Ratio of net investment income to average net assets	4.20%	4.33%	4.51	% (d)
Portfolio turnover rate	26%	34%	39%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Class commenced operations on March 2, 2007.
(c)	Returns are for the period indicated and have not been annualized.
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notes to Financial Statements May 31, 2009

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. At May 31, 2009 the Fund held fair valued securities by the Advisor in the amount of $15,554,941.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008, and management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority

29

to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2009:

Level 1	Level 2	Level 3	Total
$ 22,348,459	$ 804,019,253	$ 15,554,941	$ 841,922,653

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
In Securities
Beginning balance as of June 1, 2008	$23,024,333
Accrued discounts/premiums	4,770
Realized loss	(4,171)
Change in unrealized appreciation	47,663
Net purchases/sales	(361,729)
Net transfer in and/or out of Level 3	(7,155,925)
Ending balance as of May 31, 2009	$15,554,941

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the schedule of investments on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed- upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the values of which equal or exceed 102% of the principal amount of the Fund’s investment. At May 31, 2009, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At May 31, 2009, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of identified cost for both financial statement and federal income tax purposes. Discounts and premiums are accreted and amortized using the effective interest method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

FASB Interpretation No. 48. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting

31

for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund adopted FIN 48 on June 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Staff Position 157-3. In October 2008, FASB issued Staff Position 157-3, “Determining the Fair Value of a Financial Asset in a Market That Is Not Active” (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund’s approach to valuing financial assets.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2009 were as follows:

	Shares	Amount
CRA Shares
Shares sold	10,962,362	$115,768,352
Shares reinvested	1,040,377	10,896,156
Shares redeemed	(7,145,596)	(74,588,195)
Net increase	4,857,143	$52,076,313
Institutional Shares
Shares sold	1,768,434	$18,793,860
Shares reinvested	71,267	747,541
Shares redeemed	(39,832)	(423,496)
Net increase	1,799,869	$19,117,905
Retail Shares
Shares sold	884,995	$9,255,770
Shares reinvested	14,337	150,703
Shares redeemed	(105,036)	(1,101,532)
Net increase	794,296	$8,304,941

Transactions in shares of the Fund for the fiscal year ended May 31, 2008 were as follows:

	Shares	Amount
CRA Shares
Shares sold	4,063,522	$42,594,417
Shares reinvested	1,183,701	12,419,146
Shares redeemed	(7,583,941)	(80,093,268)
Net decrease	(2,336,718)	$(25,079,705)
Institutional Shares
Shares sold	484,475	$5,100,386
Shares reinvested	35,064	367,623
Shares redeemed	(22)	(238)
Net increase	519,517	$5,467,771
Retail Shares
Shares sold	28,268	$296,959
Shares reinvested	3,833	40,170
Shares redeemed	(1,759)	(18,715)
Net increase	30,342	$318,414

33

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2009, were as follows:

Purchases:
U.S. Government	$229,651,273
Other	46,327,667
Sales and Maturities:
U.S. Government	$148,539,218
Other	38,095,943

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2009, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$20,489,856
Gross unrealized depreciation	(6,686,858)
Net appreciation on investments	$13,802,998

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Effective May 1, 2008 pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the period from March 2, 2007 to April 30, 2008, pursuant to the Advisory Agreement, the Advisor was entitled to receive a fee calculated daily, and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2009, the Advisor was entitled to receive advisory fees of $2,200,845.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Effective May 1, 2008, pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. Prior to May 1, 2008, pursuant to such Agreement, the Advisor was entitled to receive a fee of 0.10% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2009, the Advisor was entitled to receive fees of $1,421,577 pursuant to the Special Administrative Services Agreement.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2009, the Fund incurred distribution expenses of $1,776,960 and $14,585 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2010. For the fiscal year ended May 31, 2009, the Fund incurred expenses under the services plan of $5,834.

Effective September 26, 2008, the Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2009 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. Prior to September 26, 2008, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00% of the average daily net assets of each of CRA Shares, Institutional Shares, and Retail Shares. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2009.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under

35

accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2009, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/ from the following accounts:

Decrease
Increase	Undistributed
Undistributed Net	Accumulated Net
Investment Income	Realized Gain
$126,005	$(126,005)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2009	May 31, 2008
Distributions declared from:
Ordinary income	$30,507,059	$32,995,967
Total distributions	$30,507,059	$32,995,967

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,728,486
Capital loss carryforwards	(9,418,117)
Post-October losses	(465,345)
Other temporary differences	(1,731,712)
Unrealized appreciation, net	13,802,998
Distributable earnings, net	$3,916,310

For tax purposes, for the year ended May 31, 2009, the Fund distributed $30,439,610, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $2,226,266, $3,324,537, $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2010; should the Fund realize net capital losses in the year ending May 31, 2010, the losses will be carried forward and available for future years.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Post-October losses represent losses realized on investment transactions from November 1, 2008 through May 31, 2009 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – RECENT ACCOUNTING PRONOUNCEMENTS

Staff Position 157-4
In April 2009, FASB issued Staff Position No. 157-4 — “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — “Fair Value Measurement”. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

On February 20, 2008, FASB issued FASB Staff Position No. 140-3 (“FSP 140-3”), “Accounting for Transfers of Financial Assets and Repurchase

37

Financing Transactions”, which is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Earlier application is not permitted. FSP 140-3 presumes that an initial transfer of a financial asset and a repurchase financing are considered part of the same arrangement (linked transaction) under FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“Statement 140”). However, if certain criteria are met, the initial transfer and repurchase financing shall not be evaluated as a linked transaction and shall be evaluated separately under Statement 140. If the linked transaction does not meet the requirements for sale accounting, it should be accounted for based on the economics of the combined transactions, which generally will represent a derivative transaction and in this view, the Fund would present the net investment in these transactions as derivatives on the statement of assets and liabilities, with the corresponding change in fair value being recorded in the statement of operations. At present, the Fund’s management is evaluating the impact, if any, of FSP 140-3 on the financial statements.

In May 2009, FASB issued SFAS No. 165, Subsequent Events (“SFAS 165”). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. The Fund intends to adopt SFAS 165 in the third quarter of calendar 2009 and the Fund’s management does not expect it to have a material impact on the Fund’s financial statements.

Note 8 – PROXY POLICIES & N-Q FILINGS

Proxy Policies (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2009, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

New York, New York
July 29, 2009

39

Notice to Shareholders (Unaudited)
For purposes of the Internal Revenue Code, the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2009:

Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income (4)	Qualifying for Corporate Dividends Received Deduction (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
100.00%	100.00%	0.00%	0.00%	0.01%	99.06%	0.00%

(1)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Community Reinvestment Act Qualified Investment Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

Trustees and Officers (Unaudited)
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 59	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 72	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None
Heinz Riehl Age 73	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None
Irvin M. Henderson Age 53	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 74	Trustee	9/29/00	Attorney and business consultant; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None

41

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 69	President	1/29/04
Chief Executive Officer,  Community Capital Management, Inc. since January 2004; President and Chief Executive Officer of Delaware Family of Funds and Chief Operating  Officer of Delaware Investments from 1997 to August 2003.
				N/A	N/A
Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 59	Treasurer and Chief Compliance Officer	5/1/06 and 1/1/07
Chief Compliance Officer of Community Capital  Management, Inc.  since January 2007; Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Financial Officer of the Optimum Funds Trust from July 2003 to December 2005; Chief Financial Officer of the Delaware Family of Funds from August 2003 to March 2005; Senior Vice President of Delaware Investments from 1997 to 2005
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Sts. Philadelphia, PA 19103 Age 49	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

42	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 23-24, 2009, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Inde- pendent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor responding to specific contract renewal questions. Among other things, those materials covered: (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust. The Advisor also discussed, and responded to the Trustees’ questions concerning, the separate accounts managed by the Advisor, the fees charged by the Advisor in connection with the management of those accounts, the personnel at the Advisor responsible for the management of such accounts, and the Advisor’s allocation of trades between the Trust and such accounts.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal, including the matters covered at the April 2, 2009 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to contract renewal. In connection with such renewal, counsel to the Trust reviewed his firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) economies of scale were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Street
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, Fl 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.  Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.   Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.   Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $65,000 and $67,500 for fiscal years ended May 31, 2009 and 2008, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $6,500 and $9,500 for the fiscal years ended May 31, 2009 and 2008, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $3,600 and $6,000 for the fiscal years ended May 31, 2009 and 2008, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2009 and 2008, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2008 and May 31, 2007 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.   Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.   Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number    0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 6, 2009

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: August 6, 2009

*     Print the name and title of each signing officer under his or her signature.